Employee Benefit Plan, Fair Value (Tables)	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Investment, Fair Value [Line Items]
EBP, Investment, Fair Value
The following tables present the fair values and classification of the Plan's investments measured on a recurring basis as of September 30, 2025 and 2024:

	Assets at Fair Value as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$465,845,573	$—	$—	$465,845,573
Employer securities	369,929,005	—	—	369,929,005
Total investments in fair value hierarchy	835,774,578	—	—	835,774,578
Investments measured at NAV practical expedient (1)				984,714,011
Total investments at fair value	$835,774,578	$—	$—	$1,820,488,589

	Assets at Fair Value as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$407,789,960	$—	$—	$407,789,960
Employer securities	360,752,153	—	—	360,752,153
Total investments in fair value hierarchy	768,542,113	—	—	768,542,113
Investments measured at NAV practical expedient (1)				878,652,309
Total investments at fair value	$768,542,113	$—	$—	$1,647,194,422

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Statements of Net Assets Available for Benefits.
The following table summarizes investments measured at fair value based on NAV per share as of September 30, 2025 and 2024:

	Fair Value as of September 30,		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	2025	2024
Common collective trusts	$864,943,381	$776,050,044	$—	Daily	None
Pooled separate accounts	119,770,630	102,602,265	—	Daily	None
Total	$984,714,011	$878,652,309	$—